Provisions and contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions and contingencies (Details) [Line Items]
Labor and civil litigation	$ 58
Tax litigation	0	$ 0
Proposed sanction amount	1,087
Softcaps Legal Proceedings
Provisions and contingencies (Details) [Line Items]
Labor and civil litigation		76
Procaps Legal Proceedings
Provisions and contingencies (Details) [Line Items]
Total balance	84	62
CDI Nicaragua
Provisions and contingencies (Details) [Line Items]
Total balance		$ 21
Contingencies
Provisions and contingencies (Details) [Line Items]
Proposed tax charge amount	348
Proposed tax burden and penalty amount	$ 537